FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-10157
                                    ---------

                       FRANKLIN GLOBAL TRUST
                       ---------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -----------------------------------------------
       (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  7/31
                          ----

Date of reporting period:  4/30/07
                           -------



Item 1. Schedule of Investments.

Franklin Global Trust

QUARTERLY STATEMENTS OF INVESTMENTS

APRIL 30, 2007

--------------------------------------------------------------------------------

CONTENTS

Fiduciary Large Capitalization Growth and Income Fund .....................    3
Fiduciary Small Capitalization Equity Fund ................................    6
Franklin Global Real Estate Fund ..........................................   10
Franklin International Smaller Companies Growth Fund ......................   13
Franklin Templeton Core Fixed Income Fund .................................   16
Franklin Templeton Core Plus Fixed Income Fund ............................   20
Franklin Templeton Emerging Market Debt Opportunities Fund ................   25
Franklin Templeton High Income Fund .......................................   28
Notes to Statements of Investments ........................................   33

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                    FRANKLIN  o  Templeton  o  Mutual Series


                                         Quarterly Statements of Investments | 1

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

Franklin Global Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------
  FIDUCIARY LARGE CAPITALIZATION GROWTH AND INCOME FUND                                    COUNTRY       SHARES       VALUE
------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 100.1%
  AEROSPACE & DEFENSE 8.2%
  Honeywell International Inc. ......................................................   United States     47,000   $ 2,546,460
  L-3 Communications Holdings Inc. ..................................................   United States     25,000     2,248,250
  United Technologies Corp. .........................................................   United States     42,000     2,819,460
                                                                                                                   -----------
                                                                                                                     7,614,170
                                                                                                                   -----------
  BEVERAGES 2.9%
  Inbev .............................................................................      Belgium        35,000     2,741,481
                                                                                                                   -----------
  CAPITAL MARKETS 2.3%
  Credit Suisse Group ...............................................................    Switzerland      27,000     2,134,021
                                                                                                                   -----------
  COMMERCIAL BANKS 2.3%
  Banco Bilbao Vizcaya Argentaria SA ................................................       Spain         90,000     2,167,667
                                                                                                                   -----------
  COMMUNICATIONS EQUIPMENT 7.9%
a Corning Inc. ......................................................................   United States     85,600     2,030,432
a Juniper Networks Inc. .............................................................   United States    124,000     2,772,640
  QUALCOMM Inc. .....................................................................   United States     59,000     2,584,200
                                                                                                                   -----------
                                                                                                                     7,387,272
                                                                                                                   -----------
  CONSUMER FINANCE 2.1%
  Capital One Financial Corp. .......................................................   United States     26,000     1,930,760
                                                                                                                   -----------
  DIVERSIFIED FINANCIAL SERVICES 2.2%
  Citigroup Inc. ....................................................................   United States     39,000     2,091,180
                                                                                                                   -----------
  DIVERSIFIED TELECOMMUNICATION SERVICES 2.5%
  Telenor ASA .......................................................................       Norway       125,000     2,336,557
                                                                                                                   -----------
  ENERGY EQUIPMENT & SERVICES 5.2%
  Schlumberger Ltd. .................................................................   United States     30,000     2,214,900
a Transocean Inc. ...................................................................   United States     30,000     2,586,000
                                                                                                                   -----------
                                                                                                                     4,800,900
                                                                                                                   -----------
  FOOD & STAPLES RETAILING 4.3%
  CVS Caremark Corp. ................................................................   United States     60,000     2,174,400
  Tesco PLC .........................................................................   United Kingdom   200,000     1,849,676
                                                                                                                   -----------
                                                                                                                     4,024,076
                                                                                                                   -----------
  FOOD PRODUCTS 3.9%
  Kraft Foods Inc., A ...............................................................   United States     14,532       486,386
  Nestle SA .........................................................................    Switzerland       8,000     3,178,073
                                                                                                                   -----------
                                                                                                                     3,664,459
                                                                                                                   -----------
  INDUSTRIAL CONGLOMERATES 2.6%
  General Electric Co. ..............................................................   United States     65,000     2,395,900
                                                                                                                   -----------
  INSURANCE 9.7%
  AFLAC Inc. ........................................................................   United States     42,000     2,156,280
  American International Group Inc. .................................................   United States     40,000     2,796,400
  Fidelity National Financial Inc., A ...............................................   United States     76,000     1,937,240
  Hartford Financial Services Group Inc. ............................................   United States     21,000     2,125,200
                                                                                                                   -----------
                                                                                                                     9,015,120
                                                                                                                   -----------


                                         Quarterly Statements of Investments | 3

Franklin Global Trust

-----------------------------------------------------------------------------------------------------------------------------
  FIDUCIARY LARGE CAPITALIZATION GROWTH AND INCOME FUND                                    COUNTRY      SHARES       VALUE
-----------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  IT SERVICES 2.5%
a Cognizant Technology Solutions Corp., A ...........................................   United States    14,000   $ 1,251,600
  Western Union Co. .................................................................   United States    53,000     1,115,650
                                                                                                                  -----------
                                                                                                                    2,367,250
                                                                                                                  -----------
  MACHINERY 6.8%
  Danaher Corp. .....................................................................   United States    28,000     1,993,320
  Komatsu Ltd. ......................................................................       Japan       100,000     2,398,694
  Tata Motors Ltd., ADR .............................................................       India       104,000     1,901,120
                                                                                                                  -----------
                                                                                                                    6,293,134
                                                                                                                  -----------
  MEDIA 4.8%
  News Corp., B .....................................................................   United States   100,000     2,400,000
  Time Warner Inc. ..................................................................   United States   100,000     2,063,000
                                                                                                                  -----------
                                                                                                                    4,463,000
                                                                                                                  -----------
  OIL, GAS & CONSUMABLE FUELS 8.2%
  Cameco Corp. ......................................................................      Canada        43,000     2,004,660
  ConocoPhillips ....................................................................   United States    35,000     2,427,250
  ExxonMobil Corp. ..................................................................   United States    41,000     3,254,580
                                                                                                                  -----------
                                                                                                                    7,686,490
                                                                                                                  -----------
  PHARMACEUTICALS 8.7%
  Johnson & Johnson .................................................................   United States    34,000     2,183,480
  Roche Holding AG ..................................................................    Switzerland     11,000     2,078,583
  Sanofi-Aventis ....................................................................      France        21,000     1,933,747
  Wyeth .............................................................................   United States    35,000     1,942,500
                                                                                                                  -----------
                                                                                                                    8,138,310
                                                                                                                  -----------
  REAL ESTATE INVESTMENT TRUST 2.2%
  CapitalSource Inc. ................................................................   United States    81,000     2,087,370
                                                                                                                  -----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.8%
  Intel Corp. .......................................................................   United States   120,000     2,580,000
                                                                                                                  -----------
  SPECIALTY RETAIL 6.1%
  Best Buy Co. Inc. .................................................................   United States    42,000     1,959,300
a Dick's Sporting Goods Inc. ........................................................   United States    32,000     1,794,880
a Office Depot Inc. .................................................................   United States    56,000     1,882,720
                                                                                                                  -----------
                                                                                                                    5,636,900
                                                                                                                  -----------
  TOBACCO 1.9%
  Altria Group Inc. .................................................................   United States    26,000     1,791,920
                                                                                                                  -----------
  TOTAL COMMON STOCKS (COST $69,082,698) ............................................                              93,347,937
                                                                                                                  -----------


4 | Quarterly Statements of Investments

Franklin Global Trust

--------------------------------------------------------------------------------------------------------------------------------
  FIDUCIARY LARGE CAPITALIZATION GROWTH AND INCOME FUND                                    COUNTRY       SHARES       VALUE
--------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENT (COST $18,664) 0.0% b
  MONEY MARKET FUND 0.0% b

c Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.01% ..............   United States    18,664    $     18,664
                                                                                                                   -------------
  TOTAL INVESTMENTS (COST $69,101,362) 100.1% .......................................                                93,366,601
  OTHER ASSETS, LESS LIABILITIES (0.1)% .............................................                                   (85,027)
                                                                                                                   -------------
  NET ASSETS 100.0% .................................................................                              $ 93,281,574
                                                                                                                   =============

See Selected Portfolio Abbreviations on page 32.

a     Non-income producing for the twelve months ended April 30, 2007.

b     Rounds to less than 0.1% of net assets.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 5

Franklin Global Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------
  FIDUCIARY SMALL CAPITALIZATION EQUITY FUND                                                     SHARES     VALUE
--------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 98.7%
  AEROSPACE & DEFENSE 1.7%
a Teledyne Technologies Inc. .................................................................   10,700   $  471,977
                                                                                                          ----------
  AIR FREIGHT & LOGISTICS 2.0%
a Hub Group Inc., A ..........................................................................   15,700      565,200
                                                                                                          ----------
  BIOTECHNOLOGY 6.1%
a Alexion Pharmaceuticals Inc. ...............................................................   10,000      418,600
a BioMarin Pharmaceutical Inc. ...............................................................   20,800      336,128
a Indevus Pharmaceuticals Inc. ...............................................................   75,200      542,192
a Medarex Inc. ...............................................................................   32,000      438,080
                                                                                                          ----------
                                                                                                           1,735,000
                                                                                                          ----------
  CAPITAL MARKETS 8.7%
a GFI Group Inc. .............................................................................    5,800      401,650
  Greenhill & Co. Inc. .......................................................................    4,500      284,625
a Investment Technology Group Inc. ...........................................................   12,100      457,864
a MarketAxess Holdings Inc. ..................................................................   27,200      445,536
  optionsXpress Holdings Inc. ................................................................   18,900      466,452
a Thomas Weisel Partners Group Inc. ..........................................................   21,300      420,888
                                                                                                          ----------
                                                                                                           2,477,015
                                                                                                          ----------
  COMMERCIAL BANKS 2.4%
  First Security Group Inc. ..................................................................   30,400      335,312
a Signature Bank .............................................................................   11,000      346,060
                                                                                                          ----------
                                                                                                             681,372
                                                                                                          ----------
  COMMERCIAL SERVICES & SUPPLIES 6.6%
a APAC Customer Services Inc. ................................................................   49,400      217,360
a Clean Harbors Inc. .........................................................................    8,000      372,160
a Huron Consulting Group Inc. ................................................................    3,300      199,815
a Korn/Ferry International ...................................................................   14,400      339,408
a TeleTech Holdings Inc. .....................................................................   20,000      754,600
                                                                                                          ----------
                                                                                                           1,883,343
                                                                                                          ----------
  COMMUNICATIONS EQUIPMENT 4.9%
a ADC Telecommunications Inc. ................................................................   25,100      461,840
a Arris Group Inc. ...........................................................................   32,800      486,096
a Sonus Networks Inc. ........................................................................   56,100      433,653
                                                                                                          ----------
                                                                                                           1,381,589
                                                                                                          ----------
  COMPUTERS & PERIPHERALS 1.1%
a Emulex Corp. ...............................................................................   15,300      320,994
                                                                                                          ----------
  DIVERSIFIED CONSUMER SERVICES 1.4%
a INVESTools Inc. ............................................................................   29,000      395,270
                                                                                                          ----------
  DIVERSIFIED FINANCIAL SERVICES 0.9%
a IntercontinentalExchange Inc. ..............................................................    2,100      266,700
                                                                                                          ----------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 2.3%
a Itron Inc. .................................................................................    8,800      592,592
a NetList Inc. ...............................................................................   16,900       66,755
                                                                                                          ----------
                                                                                                             659,347
                                                                                                          ----------


6 | Quarterly Statements of Investments

Franklin Global Trust

---------------------------------------------------------------------------------------------------------------------
  FIDUCIARY SMALL CAPITALIZATION EQUITY FUND                                                     SHARES      VALUE
---------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  ENERGY EQUIPMENT & SERVICES 2.6%
a Hercules Offshore Inc. .....................................................................    10,600   $  333,158
a Hornbeck Offshore Services Inc. ............................................................    12,400      392,212
                                                                                                           ----------
                                                                                                              725,370
                                                                                                           ----------
  FOOD & STAPLES RETAILING 1.3%
a United Natural Foods Inc. ..................................................................    12,200      380,518
                                                                                                           ----------
  HEALTH CARE EQUIPMENT & SUPPLIES 1.4%
a American Medical Systems Holdings Inc. .....................................................    21,700      384,741
                                                                                                           ----------
  HEALTH CARE PROVIDERS & SERVICES 4.2%
a Healthways Inc. ............................................................................    10,900      462,378
a Nighthawk Radiology Holdings Inc. ..........................................................    16,500      320,265
a Psychiatric Solutions Inc. .................................................................    11,700      410,319
                                                                                                           ----------
                                                                                                            1,192,962
                                                                                                           ----------
  HEALTH CARE TECHNOLOGY 2.9%
a Omnicell Inc. ..............................................................................    13,700      314,278
a Phase Forward ..............................................................................    32,300      512,924
                                                                                                           ----------
                                                                                                              827,202
                                                                                                           ----------
  HOTELS RESTAURANTS & LEISURE 5.1%
a Chipotle Mexican Grill Inc., A .............................................................     3,800      247,874
a Cosi Inc. ..................................................................................    51,900      269,361
a Ruth's Chris Steak House Inc. ..............................................................    19,400      385,090
a Vail Resorts Inc. ..........................................................................     9,400      535,988
                                                                                                           ----------
                                                                                                            1,438,313
                                                                                                           ----------
  HOUSEHOLD DURABLES 1.5%
a Jarden Corp. ...............................................................................     9,800      412,972
                                                                                                           ----------
  HOUSEHOLD PRODUCTS 1.9%
a Central Garden & Pet Co. ...................................................................    12,200      180,682
a Central Garden & Pet Co., A ................................................................    24,400      349,408
                                                                                                           ----------
                                                                                                              530,090
                                                                                                           ----------
  INSURANCE 2.9%
  Max Capital Group Ltd. .....................................................................    16,000      428,800
  National Financial Partners Corp. ..........................................................     8,500      391,595
                                                                                                           ----------
                                                                                                              820,395
                                                                                                           ----------
  INTERNET & CATALOG RETAIL 2.2%
a Gaiam Inc., A ..............................................................................    41,600      632,736
                                                                                                           ----------
  INTERNET SOFTWARE & SERVICES 4.3%
a Equinix Inc. ...............................................................................     5,900      492,473
a The Knot Inc. ..............................................................................     8,600      183,438
a Tumbleweed Communications Corp. ............................................................   102,022      287,702
a webMethods Inc. ............................................................................    28,700      260,883
                                                                                                           ----------
                                                                                                            1,224,496
                                                                                                           ----------
  LIFE SCIENCES TOOLS & SERVICES 1.4%
a Advanced Magnetics Inc. ....................................................................     6,200      407,960
                                                                                                           ----------


                                         Quarterly Statements of Investments | 7

Franklin Global Trust

----------------------------------------------------------------------------------------------------------------------
  FIDUCIARY SMALL CAPITALIZATION EQUITY FUND                                                     SHARES       VALUE
----------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  MACHINERY 2.5%
a Commercial Vehicle Group Inc. ..............................................................    13,600   $   267,376
  Kaydon Corp. ...............................................................................     9,500       451,535
                                                                                                           -----------
                                                                                                               718,911
                                                                                                           -----------
  MEDIA 1.8%
a Lions Gate Entertainment Corp. .............................................................    44,900       513,207
                                                                                                           -----------
  METALS & MINING 1.0%
  Metal Management Inc. ......................................................................     6,000       288,420
                                                                                                           -----------
  OIL, GAS & CONSUMABLE FUELS 4.8%
a EXCO Resources Inc. ........................................................................    23,000       386,170
a Petrohawk Energy Corp. .....................................................................    26,055       376,495
  Western Refining Inc. ......................................................................    15,000       594,300
                                                                                                           -----------
                                                                                                             1,356,965
                                                                                                           -----------
  PHARMACEUTICALS 0.8%
a POZEN Inc. .................................................................................    16,200       236,034
                                                                                                           -----------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 0.2%
a Move Inc. ..................................................................................    12,100        56,144
                                                                                                           -----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 7.6%
a ANADIGICS Inc. .............................................................................    26,100       280,314
a ATMI Inc. ..................................................................................     5,300       163,929
a Diodes Inc. ................................................................................     9,550       352,586
a FormFactor Inc. ............................................................................     6,000       247,740
a Microtune Inc. .............................................................................    71,700       309,027
a Tessera Technologies Inc. ..................................................................    11,000       470,690
a Trident Microsystems Inc. ..................................................................    16,100       341,803
                                                                                                           -----------
                                                                                                             2,166,089
                                                                                                           -----------
  SOFTWARE 3.3%
a Ansoft Corp. ...............................................................................    11,600       374,564
a Nuance Communications Inc. .................................................................    36,500       562,465
                                                                                                           -----------
                                                                                                               937,029
                                                                                                           -----------
  SPECIALTY RETAIL 0.8%
a Guitar Center Inc. .........................................................................     4,800       222,240
                                                                                                           -----------
  TEXTILES, APPAREL & LUXURY GOODS 5.2%
a Crocs Inc. .................................................................................     8,700       486,156
a Volcom Inc. ................................................................................    11,000       462,110
a The Warnaco Group Inc. .....................................................................    18,200       514,696
                                                                                                           -----------
                                                                                                             1,462,962
                                                                                                           -----------
  WIRELESS TELECOMMUNICATION SERVICES 0.9%
a InPhonic Inc. ..............................................................................    26,600       253,764
                                                                                                           -----------
  TOTAL COMMON STOCKS (COST $21,604,702) .....................................................              28,027,327
                                                                                                           -----------


8 | Quarterly Statements of Investments

Franklin Global Trust

------------------------------------------------------------------------------------------------------------------------
  FIDUCIARY SMALL CAPITALIZATION EQUITY FUND                                                     SHARES       VALUE
------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENT (COST $708,880) 2.5%
  MONEY MARKET FUND 2.5%

b Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.01% .......................   708,880   $    708,880
                                                                                                           -------------
  TOTAL INVESTMENTS (COST $22,313,582) 101.2% ................................................               28,736,207
  OTHER ASSETS, LESS LIABILITIES (1.2)% ......................................................                 (332,561)
                                                                                                           -------------
  NET ASSETS 100.0% ..........................................................................             $ 28,403,646
                                                                                                           =============


a     Non-income producing for the twelve months ended April 30, 2007.

b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 9

Franklin Global Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN GLOBAL REAL ESTATE FUND                                                       COUNTRY        SHARES        VALUE
--------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 95.0%
    COMMON STOCKS 94.3%
    EQUITY REIT - APARTMENTS 5.9%
    Archstone-Smith Trust ...........................................................   United States       24,400   $ 1,271,484
    AvalonBay Communities Inc. ......................................................   United States       15,200     1,858,352
    Nippon Accommodations Fund Inc. .................................................       Japan               47       367,925
    Nippon Residential Investment Corp. .............................................       Japan              110       710,985
                                                                                                                     -----------
                                                                                                                       4,208,746
                                                                                                                     -----------
    EQUITY REIT - DIVERSIFIED PROPERTY 16.7%
    Allco Commercial Real Estate Investment Trust ...................................     Singapore      1,961,700     1,575,352
    British Land Co., PLC ...........................................................   United Kingdom      31,920       940,837
    Challenger Diversified Property Group ...........................................     Australia        798,390       729,325
    DB RREEF Trust ..................................................................     Australia        520,239       777,658
    GZI REIT ........................................................................     Hong Kong      1,879,000       754,247
    Kenedix Realty Investment Corp. .................................................       Japan               48       360,884
    Mirvac Group ....................................................................     Australia        192,640       841,484
    Mori Hills REIT Investment Corp. ................................................       Japan               73       782,318
    Premier Investment Co. ..........................................................       Japan                8        66,912
    Stockland .......................................................................     Australia        126,763       907,430
  a Unibail .........................................................................       France           4,370     1,219,137
    Valad Property Group ............................................................     Australia        610,098     1,139,976
    Vornado Realty Trust ............................................................   United States       15,400     1,826,902
                                                                                                                     -----------
                                                                                                                      11,922,462
                                                                                                                     -----------
    EQUITY REIT - HEALTH CARE 5.0%
    Nationwide Health Properties Inc. ...............................................   United States       54,600     1,750,476
    OMEGA Healthcare Investors Inc. .................................................   United States       35,400       594,720
    Ventas Inc. .....................................................................   United States       28,000     1,180,480
                                                                                                                     -----------
                                                                                                                       3,525,676
                                                                                                                     -----------
    EQUITY REIT - HOTELS 1.8%
    Equity Inns Inc. ................................................................   United States       33,500       572,850
    LaSalle Hotel Properties ........................................................   United States       15,500       719,665
                                                                                                                     -----------
                                                                                                                       1,292,515
                                                                                                                     -----------
    EQUITY REIT - INDUSTRIAL 4.0%
    AMB Property Corp. ..............................................................   United States       11,700       712,647
    Japan Logistics Fund Inc. .......................................................       Japan               38       384,963
    Macquarie ProLogis Trust ........................................................     Australia        277,529       326,121
    Mapletree Logistics Trust .......................................................     Singapore      1,371,000     1,209,281
  b Mapletree Logistics Trust, 144A .................................................     Singapore        210,800       185,935
                                                                                                                     -----------
                                                                                                                       2,818,947
                                                                                                                     -----------
    EQUITY REIT - OFFICE 22.2%
    BioMed Realty Trust Inc. ........................................................   United States       43,400     1,246,014
    Boston Properties Inc. ..........................................................   United States       13,300     1,563,548
    CapitaCommercial Trust ..........................................................     Singapore        401,000       744,352
a,c Champion REIT ...................................................................     Hong Kong      1,232,000       708,729
    Commonwealth Property Office Fund ...............................................     Australia        156,235       186,833
    Digital Realty Trust Inc. .......................................................   United States       61,000     2,467,450
    Japan Real Estate Investment Co. ................................................       Japan              106     1,428,835


10 | Quarterly Statements of Investments

Franklin Global Trust

--------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN GLOBAL REAL ESTATE FUND                                                       COUNTRY        SHARES        VALUE
--------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    EQUITY REIT - OFFICE (CONTINUED)
    Macquarie Office Trust ..........................................................     Australia        675,687   $   897,799
    Maguire Properties Inc. .........................................................   United States       36,200     1,304,286
    MID REIT Inc. ...................................................................       Japan              230     1,288,262
    Nippon Building Fund Inc. .......................................................       Japan               39       633,456
    Nippon Commercial Investment Corp. ..............................................       Japan              143       729,128
    Nomura Real Estate Office Fund Inc. .............................................       Japan               18       224,548
    Orix Jreit Inc. .................................................................       Japan               42       411,420
    Prosperity REIT .................................................................     Hong Kong      1,180,000       253,424
    SL Green Realty Corp. ...........................................................   United States       12,200     1,718,980
                                                                                                                     -----------
                                                                                                                      15,807,064
                                                                                                                     -----------
    EQUITY REIT - OTHER 8.9%
    iStar Financial Inc. ............................................................   United States       49,000     2,348,080
    JER Investors Trust Inc. ........................................................   United States       83,700     1,473,957
    KKR Financial Holdings LLC ......................................................   United States       23,700       633,027
    Newcastle Investment Corp. ......................................................   United States       64,600     1,886,966
                                                                                                                     -----------
                                                                                                                       6,342,030
                                                                                                                     -----------
    EQUITY REIT - RETAIL 21.9%
    CapitaMall Trust ................................................................     Singapore        283,000       741,403
    Eurocommercial Properties NV ....................................................    Netherlands        19,480     1,129,752
    Galileo Shopping America Trust ..................................................     Australia        274,662       271,431
    General Growth Properties Inc. ..................................................   United States       33,700     2,151,745
    Hammerson PLC ...................................................................   United Kingdom      28,510       869,973
    Japan Retail Fund Investment Corp. ..............................................       Japan              109     1,104,237
    Land Securities Group PLC .......................................................   United Kingdom      42,280     1,658,777
    Macquarie MEAG Prime REIT .......................................................     Singapore      1,063,882       861,358
    Simon Property Group Inc. .......................................................   United States       22,600     2,605,328
    Taubman Centers Inc. ............................................................   United States       18,500     1,036,925
    Westfield Group .................................................................     Australia        181,723     3,169,148
                                                                                                                     -----------
                                                                                                                      15,600,077
                                                                                                                     -----------
    REAL ESTATE INVESTMENT & DEVELOPMENT 7.9%
    Big Yellow Group PLC ............................................................   United Kingdom      54,630       702,965
    Koninklijke Vopak NV ............................................................    Netherlands        11,700       706,967
    Macquarie Airports ..............................................................     Australia        332,143     1,097,796
a,c Norwegian Property ASA ..........................................................       Norway         200,130     2,404,277
    Songbird Estates PLC, B .........................................................   United Kingdom     102,950       692,732
                                                                                                                     -----------
                                                                                                                       5,604,737
                                                                                                                     -----------
    TOTAL COMMON STOCKS (COST $62,089,711) ..........................................                                 67,122,254
                                                                                                                     -----------
    PREFERRED STOCKS 0.7%
    EQUITY REIT - OFFICE 0.7%
    Highwoods Properties Inc., 8.00%, pfd., B .......................................   United States       10,775       273,362
    Maguire Properties Inc., 7.625%, pfd., A ........................................   United States        9,375       234,094
                                                                                                                     -----------
    TOTAL PREFERRED STOCKS (COST $504,679) ..........................................                                    507,456
                                                                                                                     -----------
    TOTAL LONG TERM INVESTMENTS (COST $62,594,390) ..................................                                 67,629,710
                                                                                                                     -----------


                                        Quarterly Statements of Investments | 11

Franklin Global Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GLOBAL REAL ESTATE FUND                                                     COUNTRY      PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENT (COST $4,335,000) 6.1%
  TIME DEPOSIT 6.1%
  Dresdner Bank AG, 5.31%, 5/01/07 ..............................................   United States     $ 4,335,000      $  4,335,000
                                                                                                                       -------------
  TOTAL INVESTMENTS (COST $66,929,390) 101.1% ...................................                                        71,964,710
  NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS (0.9)% ......................                                          (640,001)
  OTHER ASSETS, LESS LIABILITIES (0.2)% .........................................                                          (111,505)
                                                                                                                       -------------
  NET ASSETS 100.0% .............................................................                                      $ 71,213,204
                                                                                                                       =============

See Selected Portfolio Abbreviations on page 32.

a     Security purchased on a when-issued or delayed delivery basis.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At April 30, 2007, the value of this security was $185,935, representing 0.26% of net assets.

c     Non-income producing for the twelve months ended April 30, 2007.


12 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Global Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND                                   COUNTRY        SHARES        VALUE
--------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 95.7%
    AEROSPACE & DEFENSE 1.0%
    MTU Aero Engines Holding AG .....................................................      Germany           7,110   $   417,684
                                                                                                                     -----------
    AUTO COMPONENTS 1.3%
    NIPPON SEIKI Co. Ltd. ...........................................................       Japan           26,000       561,621
                                                                                                                     -----------
    BIOTECHNOLOGY 1.9%
    Genus PLC .......................................................................   United Kingdom      63,779       811,765
                                                                                                                     -----------
    BUILDING PRODUCTS 4.4%
    Kingspan Group PLC ..............................................................      Ireland          35,980     1,011,425
    Pfleiderer AG ...................................................................      Germany          24,545       808,883
                                                                                                                     -----------
                                                                                                                       1,820,308
                                                                                                                     -----------
    CAPITAL MARKETS 3.5%
  a Azimut Holding SpA ..............................................................       Italy           33,800       546,102
a,b RHJ International ...............................................................      Belgium          46,300       935,078
                                                                                                                     -----------
                                                                                                                       1,481,180
                                                                                                                     -----------
    CHEMICALS 1.3%
    Century Sunshine Ecological Technology Holdings Ltd. ............................     Hong Kong      2,162,593       539,097
                                                                                                                     -----------
    COMMERCIAL SERVICES & SUPPLIES 1.1%
  a Park24 Co. Ltd. .................................................................       Japan           35,700       449,538
                                                                                                                     -----------
    COMMUNICATIONS EQUIPMENT 2.3%
  a EVS Broadcast Equipment SA ......................................................      Belgium          13,980       941,264
                                                                                                                     -----------
    CONSTRUCTION & ENGINEERING 6.9%
    Arcadis NV ......................................................................    Netherlands         9,970       694,130
  a CHIYODA Corp. ...................................................................       Japan           19,000       439,844
  a Koninklijke BAM Groep NV ........................................................    Netherlands        27,940       744,619
    Samsung Engineering Co. Ltd. ....................................................    South Korea        13,350       988,145
                                                                                                                     -----------
                                                                                                                       2,866,738
                                                                                                                     -----------
    DIVERSIFIED CONSUMER SERVICES 5.9%
    Dignity PLC .....................................................................   United Kingdom      41,020       603,709
    MegaStudy Co. Ltd. ..............................................................    South Korea         6,023     1,022,975
a,b Tele Atlas NV ...................................................................    Netherlands        40,900       852,251
                                                                                                                     -----------
                                                                                                                       2,478,935
                                                                                                                     -----------
    DIVERSIFIED FINANCIAL SERVICES 2.4%
    IG Group Holdings PLC ...........................................................   United Kingdom     162,790       999,356
                                                                                                                     -----------
    ELECTRICAL EQUIPMENT 4.1%
  a Nexans SA .......................................................................       France           8,420     1,251,483
    Solarworld AG ...................................................................      Germany           5,344       454,756
                                                                                                                     -----------
                                                                                                                       1,706,239
                                                                                                                     -----------
    ELECTRONIC EQUIPMENT & INSTRUMENTS 1.1%
  b Orbotech Ltd. ...................................................................       Israel          19,500       447,135
                                                                                                                     -----------
    ENERGY EQUIPMENT & SERVICES 1.6%
  a SBM Offshore NV .................................................................    Netherlands        18,210       657,514
                                                                                                                     -----------


                                        Quarterly Statements of Investments | 13

Franklin Global Trust

--------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND                                   COUNTRY        SHARES        VALUE
--------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    FOOD & STAPLES RETAILING 2.2%
a,b Hsu Fu Chi International Ltd. ...................................................     Singapore        517,000   $   469,629
  a SEIJO Corp. .....................................................................       Japan           19,200       432,418
                                                                                                                     -----------
                                                                                                                         902,047
                                                                                                                     -----------
    FOOD PRODUCTS 5.1%
  a IAWS Group PLC ..................................................................      Ireland          22,800       566,254
  a UNICHARM PETCARE Corp. ..........................................................       Japan           17,900       584,478
    Vitasoy International Holdings Ltd. .............................................     Hong Kong      2,217,600       992,221
                                                                                                                     -----------
                                                                                                                       2,142,953
                                                                                                                     -----------
    HEALTH CARE EQUIPMENT & SUPPLIES 6.9%
    Elekta AB, B ....................................................................       Sweden          31,380       557,330
  b Gyrus Group PLC .................................................................   United Kingdom      99,390       944,040
    Omega Pharma SA .................................................................      Belgium          10,230       832,426
  a Straumann Holding AG ............................................................    Switzerland         1,800       528,381
                                                                                                                     -----------
                                                                                                                       2,862,177
                                                                                                                     -----------
    HEALTH CARE PROVIDERS & SERVICES 4.0%
  a Amplifon SpA ....................................................................       Italy           78,708       750,760
  a Parkway Holdings Ltd. ...........................................................     Singapore        360,000       938,389
                                                                                                                     -----------
                                                                                                                       1,689,149
                                                                                                                     -----------
    HOTELS RESTAURANTS & LEISURE 3.8%
  a Kuoni Reisen Holding AG, B ......................................................    Switzerland         1,190       747,907
  a Unibet Group PLC ................................................................   United Kingdom      25,500       844,900
                                                                                                                     -----------
                                                                                                                       1,592,807
                                                                                                                     -----------
    INSURANCE 2.8%
  a April Group .....................................................................       France          10,950       579,764
  b Lancashire Holdings Ltd. ........................................................      Bermuda          82,880       585,445
                                                                                                                     -----------
                                                                                                                       1,165,209
                                                                                                                     -----------
    LEISURE EQUIPMENT & PRODUCTS 1.7%
    Vitec Group PLC .................................................................   United Kingdom      55,900       708,688
                                                                                                                     -----------
    LIFE SCIENCES TOOLS & SERVICES 1.4%
  b Eurofins Scientific .............................................................       France           6,180       573,375
                                                                                                                     -----------
    MACHINERY 4.9%
    Andritz AG ......................................................................      Austria           1,870       485,378
    THE JAPAN STEEL WORKS Ltd. ......................................................       Japan           56,700       676,469
  a OSG Corp. .......................................................................       Japan           25,800       364,190
  a Toshiba Machine Co. Ltd. ........................................................       Japan           54,000       533,490
                                                                                                                     -----------
                                                                                                                       2,059,527
                                                                                                                     -----------
    MEDIA 6.8%
  a ASATSU-DK Inc. ..................................................................       Japan           20,600       658,841
    CTS Eventim AG ..................................................................      Germany          13,330       561,347
  a HAKUHODO DY HOLDINGS Inc. .......................................................       Japan            8,870       605,245
a,b Modern Times Group MTG AB .......................................................       Sweden           7,100       418,040
  b Sky Perfect JSAT Corp. ..........................................................       Japan            1,200       596,785
                                                                                                                     -----------
                                                                                                                       2,840,258
                                                                                                                     -----------


14 | Quarterly Statements of Investments

Franklin Global Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND                               COUNTRY            SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  METALS & MINING 3.7%
a Sumitomo Titanium Corp. .....................................................       Japan                 6,100     $    660,357
a Tubacex SA ..................................................................       Spain               107,754          876,365
                                                                                                                      -------------
                                                                                                                         1,536,722
                                                                                                                      -------------
  OFFICE ELECTRONICS 2.0%
a Neopost SA ..................................................................       France                5,634          821,172
                                                                                                                      -------------
  PERSONAL PRODUCTS 1.2%
a Milbon Co. Ltd. .............................................................       Japan                16,280          504,320
                                                                                                                      -------------
  PHARMACEUTICALS 1.9%
b Flamel Technologies SA, ADR .................................................       France               27,300          789,243
                                                                                                                      -------------
  ROAD & RAIL 3.7%
  DSV AS, B ...................................................................      Denmark                4,170          864,534
  Helphire Group PLC ..........................................................   United Kingdom           80,590          665,154
                                                                                                                      -------------
                                                                                                                         1,529,688
                                                                                                                      -------------
  TEXTILES, APPAREL & LUXURY GOODS 4.8%
a Koninklijke Ten Cate NV .....................................................    Netherlands             19,050          773,890
  Peace Mark (Holdings) Ltd. ..................................................     Hong Kong             862,000          969,722
  Prime Success International Group Ltd. ......................................     Hong Kong             370,100          245,079
                                                                                                                      -------------
                                                                                                                         1,988,691
                                                                                                                      -------------
  TOTAL COMMON STOCKS (COST $26,753,122) ......................................                                         39,884,400
                                                                                                                      -------------
                                                                                                   ----------------
                                                                                                   PRINCIPAL AMOUNT
                                                                                                   ----------------
  SHORT TERM INVESTMENT (COST $3,570,000) 8.6%
  TIME DEPOSIT 8.6%
  Dresdner Bank AG, 5.31%, 5/01/07 ............................................   United States       $ 3,570,000        3,570,000
                                                                                                                      -------------
  TOTAL INVESTMENTS (COST $30,323,122) 104.3% .................................                                         43,454,400
  OTHER ASSETS, LESS LIABILITIES (4.3)% .......................................                                         (1,779,982)
                                                                                                                      -------------
  NET ASSETS 100.0% ...........................................................                                       $ 41,674,418
                                                                                                                      =============


See Selected Portfolio Abbreviations on page 32.

a     Security purchased on a when-issued or delayed delivery basis.

b     Non-income producing for the twelve months ended April 30, 2007.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 15

Franklin Global Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TEMPLETON CORE FIXED INCOME FUND                                   COUNTRY       PRINCIPAL AMOUNT a     VALUE
-----------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 100.9%
    CORPORATE BONDS 18.9%
    CAPITAL MARKETS 1.1%
    The Goldman Sachs Group Inc., 6.345%, 2/15/34 ........................   United States        $  145,000       $  147,047
    Merrill Lynch & Co. Inc., 6.11%, 1/29/37 .............................   United States           160,000          159,491
                                                                                                                   ----------
                                                                                                                      306,538
                                                                                                                   ----------
    COMMERCIAL BANKS 2.1%
b,c HSBC Capital Funding LP, Reg S, 4.61%, Perpetual .....................   Jersey Islands          330,000          312,312
  c Wachovia Capital Trust III, 5.80%, Perpetual .........................   United States           300,000          304,731
                                                                                                                   ----------
                                                                                                                      617,043
                                                                                                                   ----------
    CONSUMER FINANCE 1.7%
    Residential Capital LLC, senior note,
       6.375%, 6/30/10 ...................................................   United States           330,000          331,116
       6.875%, 6/30/15 ...................................................   United States           145,000          147,057
                                                                                                                   ----------
                                                                                                                      478,173
                                                                                                                   ----------
    DIVERSIFIED FINANCIAL SERVICES 5.2%
    Core Investment Grade Bond Trust I, Pass-Through Certificates, 2002-1,
     4.642%, 11/30/07 ....................................................   United States           578,316          576,295
  d General Electric Capital Corp., FRN, 5.388%, 3/04/08 .................   United States           345,000          345,367
    Morgan Stanley, sub. note, 4.75%, 4/01/14 ............................   United States           625,000          599,312
                                                                                                                   ----------
                                                                                                                    1,520,974
                                                                                                                   ----------
    DIVERSIFIED TELECOMMUNICATION SERVICES 1.8%
    Ameritech Capital Funding Corp., 6.25%, 5/18/09 ......................   United States           250,000          253,492
    Embarq Corp., senior note, 7.995%, 6/01/36 ...........................   United States           110,000          116,682
    Telecom Italia Capital, senior note, 4.95%, 9/30/14 ..................       Italy               155,000          147,889
                                                                                                                   ----------
                                                                                                                      518,063
                                                                                                                   ----------
    INSURANCE 2.3%
  d Genworth Financial Inc., junior sub. note, FRN, 6.15%, 11/15/66 ......   United States           145,000          143,710
  d Lincoln National Corp., FRN, 7.00%, 5/17/66 ..........................   United States           285,000          301,496
  d MetLife Inc., junior sub. note, FRN, 6.40%, 12/15/66 .................   United States           215,000          215,293
                                                                                                                   ----------
                                                                                                                      660,499
                                                                                                                   ----------
    MEDIA 1.9%
    News America Inc., 6.40%, 12/15/35 ...................................   United States           305,000          308,385
    TCI Communications Inc., senior note, 8.75%, 8/01/15 .................   United States           200,000          240,384
                                                                                                                   ----------
                                                                                                                      548,769
                                                                                                                   ----------
    OIL, GAS & CONSUMABLE FUELS 2.0%
  e Gaz Capital SA, 144A, 6.212%, 11/22/16 ...............................     Luxembourg            245,000          248,797
  e Petroleum Export Cayman, senior note, 144A, 5.265%, 6/15/11 ..........       Egypt               352,523          345,265
                                                                                                                   ----------
                                                                                                                      594,062
                                                                                                                   ----------
    ROAD & RAIL 0.8%
    Kazakhstan Temir Zholy, 6.625%, 5/11/11 ..............................     Kazakhstan            230,000          233,903
                                                                                                                   ----------
    TOTAL CORPORATE BONDS (COST $5,454,669) ..............................                                          5,478,024
                                                                                                                   ----------


16 | Quarterly Statements of Investments

Franklin Global Trust

------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TEMPLETON CORE FIXED INCOME FUND                                   COUNTRY       PRINCIPAL AMOUNT a      VALUE
------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MORTGAGE-BACKED SECURITIES 39.1%
    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 23.5%
  f FHLMC Gold 15 Year, 4.50%, 5/15/18 ...................................   United States       $   939,000       $   909,069
  f FHLMC Gold 30 Year, 5.50%, 5/01/33 ...................................   United States         1,686,000         1,667,033
  f FHLMC Gold 30 Year, 6.50%, 5/15/36 ...................................   United States         4,160,000         4,248,400
                                                                                                                   -----------
                                                                                                                     6,824,502
                                                                                                                   -----------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 15.6%
  f FNMA 30 Year, 5.00%, 5/15/37 .........................................   United States         4,707,000         4,546,670
                                                                                                                   -----------
    TOTAL MORTGAGE-BACKED SECURITIES (COST $11,353,305) ..................                                          11,371,172
                                                                                                                   -----------
    ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
    SECURITIES 24.2%
    CONSUMER FINANCE 2.4%
  d American Express Credit Account Master Trust, 2003-3, A, FRN, 5.43%,
     11/15/10 ............................................................   United States           700,000           701,105
                                                                                                                   -----------
    DIVERSIFIED FINANCIAL SERVICES 10.0%
  d Bear Stearns Commercial Mortgage Securities Inc., 2005-PW10, A4, FRN,
     5.405%, 12/11/40 ....................................................   United States           475,000           477,601
  d Ford Credit Floorplan Master Owner Trust, 2006, A, FRN, 5.50%, 6/15/11   United States           210,000           210,170
  d Permanent Financing PLC, 7, 2A, FRN, 5.38%, 9/10/14 ..................   United States           250,000           250,156
  d Popular ABS Mortgage Pass-Through Trust,
       2006-A, A1, FRN, 5.41%, 2/25/36 ...................................   United States           248,111           248,299
       2006-C, A1, FRN, 5.37%, 7/25/36 ...................................   United States           166,696           166,820
  d SLM Student Loan Trust,
       2005-4, A1, FRN, 5.365%, 10/26/15 .................................   United States            99,414            99,506
       2006-1, A2, FRN, 5.365%, 1/26/15 ..................................   United States           342,862           343,066
       2006-7, A2, FRN, 5.345%, 10/25/16 .................................   United States           562,000           562,484
       2007-1, A2, FRN, 5.355%, 1/25/16 ..................................   United States           539,000           539,683
                                                                                                                   -----------
                                                                                                                     2,897,785
                                                                                                                   -----------
    THRIFTS & MORTGAGE FINANCE 11.8%
  d Citibank Credit Card Issuance Trust, 2007-A1, A1, FRN, 5.345%,
      3/22/12 ............................................................   United States           605,000           606,252
    Citigroup/Deutsche Bank Commercial Mortgage Trust,
      d 2005-CD1, A4, FRN, 5.226%, 7/15/44 ...............................   United States           475,000           474,932
        sub. bond, 2006-CD3, C, 5.748%, 10/15/48 .........................   United States           745,000           752,505
d,e Countrywide Asset-Backed Certificates, 2004-SD3, A1, 144A, FRN, 5.77%,
      9/25/34 ............................................................   United States            33,140            33,352
    CS First Boston Mortgage Securities Corp., 2004-1, 5A1, 5.50%, 2/25/19   United States            18,881            18,765
  d GS Mortgage Securities Corp. II, 2006-GG6, A4, FRN, 5.553%, 4/10/38 ..   United States           783,000           793,786
  d Indymac Index Mortgage Loan Trust, 2006-AR6, 2A1C, FRN, 5.53%,
      6/25/47 ............................................................   United States           571,349           571,686
    LB-UBS Commercial Mortgage Trust, 2006-C1, A4, 5.156%, 2/15/31 .......   United States            95,000            93,739
  d Washington Mutual Inc., 2004-AR2, A, FRN, 6.414%, 4/25/44 ............   United States            76,364            76,600
                                                                                                                   -----------
                                                                                                                     3,421,617
                                                                                                                   -----------
    TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
     SECURITIES (COST $6,984,590) ........................................                                           7,020,507
                                                                                                                   -----------


                                        Quarterly Statements of Investments | 17

Franklin Global Trust

------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON CORE FIXED INCOME FUND                                     COUNTRY       PRINCIPAL AMOUNT a      VALUE
------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $301,650) 1.2%
b Government of Russia, Reg S, 12.75%, 6/24/28 ...........................       Russia          $   190,000       $   345,919
                                                                                                                   -----------
  U.S. GOVERNMENT AND AGENCY SECURITIES 15.7%
  FNMA, 5.00%, 2/13/17 ...................................................   United States         1,190,000         1,191,498
  U.S. Treasury Bond,
      4.50%, 2/15/36 .....................................................   United States           295,000           279,789
      5.375%, 2/15/31 ....................................................   United States           558,000           597,845
      7.25%, 8/15/22 .....................................................   United States           361,000           453,394
  U.S. Treasury Note,
      4.00%, 8/31/07 .....................................................   United States           597,000           595,181
      4.50%, 2/28/11 .....................................................   United States           599,000           599,071
      4.625%, 8/31/11 ....................................................   United States            82,000            82,407
    g Index Linked, 2.50%, 7/15/16 .......................................   United States           739,490           759,538
                                                                                                                   -----------
  TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $4,530,537) ..........                                           4,558,723
                                                                                                                   -----------

                                                                                              ------------------
                                                                                                    SHARES
                                                                                              ------------------
  PREFERRED STOCK (COST $570,273) 1.8%
  DIVERSIFIED TELECOMMUNICATION SERVICES 1.8%
e Centaur Funding Corp., 9.08%, pfd., B, 144A ............................   United States               448           529,200
                                                                                                                   -----------
  TOTAL LONG TERM INVESTMENTS (COST $29,195,024) .........................                                          29,303,545
                                                                                                                   -----------
                                                                                              ------------------
                                                                                              PRINCIPAL AMOUNT a
                                                                                              ------------------
  SHORT TERM INVESTMENTS 36.2%
  U.S. GOVERNMENT AND AGENCY SECURITIES 15.5%
h FHLB, 5/09/07 ..........................................................   United States       $ 2,262,000         2,259,469
h FNMA, 6/06/07 ..........................................................   United States           918,000           913,341
  U.S. Treasury Note, 6.125%, 8/15/07 ....................................   United States         1,324,000         1,328,552
                                                                                                                   -----------
  TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $4,500,572) ..........                                           4,501,362
                                                                                                                   -----------
  TOTAL INVESTMENTS BEFORE MONEY MARKET FUND (COST $33,695,596) ..........                                          33,804,907
                                                                                                                   -----------


18 | Quarterly Statements of Investments

Franklin Global Trust

-------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON CORE FIXED INCOME FUND                                     COUNTRY              SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  MONEY MARKET FUND (COST $6,004,072) 20.7%
i Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.01% ...   United States          6,004,072      $  6,004,072
                                                                                                                   -------------
  TOTAL INVESTMENTS (COST $39,699,668) 137.1% ............................                                           39,808,979
  NET UNREALIZED LOSS ON CREDIT DEFAULT SWAPS (0.1)% .....................                                              (10,455)
  OTHER ASSETS, LESS LIABILITIES (37.0)% .................................                                          (10,756,174)
                                                                                                                   -------------
  NET ASSETS 100.0% ......................................................                                         $ 29,042,350
                                                                                                                   =============

See Selected Portfolio Abbreviations on page 32.

a     The principal amount is stated in U.S. dollars unless otherwise indicated.

b Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At April 30, 2007, the aggregate value of these securities was $658,231, representing 2.27% of net assets.

c     Perpetual bond with no stated maturity date.

d     The coupon rate shown represents the rate at period end.

e Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At April 30, 2007, the aggregate value of these securities was $1,156,614, representing 3.98% of net assets.

f     Security purchased on a to-be-announced basis.

g     Principal amount of security is adjusted for inflation.

h     The security is traded on a discount basis with no stated coupon rate.

i The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 19

Franklin Global Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2007 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TEMPLETON CORE PLUS FIXED INCOME FUND                              COUNTRY       PRINCIPAL AMOUNT a      VALUE
-------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 108.7%
    CORPORATE BONDS 18.8%
    AUTOMOBILES 1.0%
    Ford Motor Credit Co.,
       5.70%, 1/15/10 ....................................................   United States           260,000        $   250,713
       7.875%, 6/15/10 ...................................................   United States           275,000            276,649
       8.625%, 11/01/10 ..................................................   United States           500,000            512,251
                                                                                                                    -----------
                                                                                                                      1,039,613
                                                                                                                    -----------
    CAPITAL MARKETS 0.9%
    The Goldman Sachs Group Inc., 6.345%, 2/15/34 ........................   United States           930,000            943,128
                                                                                                                    -----------
    CHEMICALS 0.2%
    Nalco Co., senior sub. note, 8.875%, 11/15/13 ........................   United States           230,000            247,250
                                                                                                                    -----------
    COMMERCIAL BANKS 2.9%
b,c BNP Paribas, sub. note, 144A, 5.186%, Perpetual ......................       France            1,065,000          1,027,924
c,d HSBC Capital Funding LP, Reg S, 4.61%, Perpetual .....................   Jersey Islands        1,085,000          1,026,844
  c RBS Capital Trust III, 5.512%, Perpetual .............................   United States           920,000            907,704
                                                                                                                    -----------
                                                                                                                      2,962,472
                                                                                                                    -----------
    CONSUMER FINANCE 1.0%
    GMAC LLC, 6.75%, 12/01/14 ............................................   United States         1,025,000          1,012,284
                                                                                                                    -----------
    DIVERSIFIED FINANCIAL SERVICES 4.1%
    Core Investment Grade Bond Trust I, Pass-Through Certificates, 2002-1,
      4.642%, 11/30/07 ...................................................   United States         1,193,335          1,189,164
  e General Electric Capital Corp., FRN, 5.388%, 3/04/08 .................   United States         2,040,000          2,042,169
    Morgan Stanley, sub. note, 4.75%, 4/01/14 ............................   United States           965,000            925,338
                                                                                                                    -----------
                                                                                                                      4,156,671
                                                                                                                    -----------
    DIVERSIFIED TELECOMMUNICATION SERVICES 1.7%
    Embarq Corp., senior note, 7.995%, 6/01/36 ...........................   United States           410,000            434,903
    Sprint Capital Corp., 6.90%, 5/01/19 .................................   United States           245,000            252,972
    Telecom Italia Capital, senior note, 4.95%, 9/30/14 ..................       Italy             1,015,000            968,432
                                                                                                                    -----------
                                                                                                                      1,656,307
                                                                                                                    -----------
    ELECTRIC UTILITIES 1.0%
    Consumers Energy Co., C, 4.25%, 4/15/08 ..............................   United States           985,000            974,854
                                                                                                                    -----------
    ELECTRICAL EQUIPMENT 0.8%
    Elektrownia Turow BV, 9.75%, 3/14/11 .................................       Poland              545,000 EUR        840,730
                                                                                                                    -----------
    FOOD PRODUCTS 0.1%
    Smithfield Foods Inc., senior note, 7.75%, 5/15/13 ...................   United States            90,000             94,050
                                                                                                                    -----------
    HOTELS RESTAURANTS & LEISURE 0.5%
    Host Marriott LP, senior note, K, 7.125%, 11/01/13 ...................   United States           195,000            201,825
    Station Casinos Inc., senior sub. note, 6.875%, 3/01/16 ..............   United States           305,000            288,225
                                                                                                                    -----------
                                                                                                                        490,050
                                                                                                                    -----------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.2%
    NRG Energy Inc., senior note, 7.375%, 2/01/16 ........................   United States           240,000            249,900
                                                                                                                    -----------


20 | Quarterly Statements of Investments

Franklin Global Trust


------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON CORE PLUS FIXED INCOME FUND                                COUNTRY       PRINCIPAL AMOUNT a      VALUE
------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CORPORATE BONDS (CONTINUED)
  MEDIA 2.4%
  Lamar Media Corp., senior sub. note, 7.25%, 1/01/13 ....................   United States           200,000       $   205,500
  LIN Television Corp., senior sub. note, 6.50%, 5/15/13 .................   United States           275,000           272,250
  News America Inc., 6.40%, 12/15/35 .....................................   United States         1,070,000         1,081,876
  TCI Communications Inc., senior note, 8.75%, 8/01/15 ...................   United States           740,000           889,421
                                                                                                                   -----------
                                                                                                                     2,449,047
                                                                                                                   -----------
  OIL, GAS & CONSUMABLE FUELS 1.3%
b Gaz Capital SA, 144A, 6.212%, 11/22/16 .................................     Luxembourg            475,000           482,363
b Petroleum Export Cayman, senior note, 144A, 5.265%, 6/15/11 ............       Egypt               816,821           800,003
                                                                                                                   -----------
                                                                                                                     1,282,366
                                                                                                                   -----------
  ROAD & RAIL 0.4%
  Kazakhstan Temir Zholy, 7.00%, 5/11/16 .................................     Kazakhstan            365,000           381,133
                                                                                                                   -----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
b Freescale Semiconductor Inc., senior note, 144A, 8.875%, 12/15/14 ......   United States           140,000           140,875
                                                                                                                   -----------
  TOBACCO 0.2%
  Reynolds American Inc., senior secured note, 7.625%, 6/01/16 ...........   United States           185,000           203,332
                                                                                                                   -----------
  TOTAL CORPORATE BONDS (COST $18,918,731) ...............................                                          19,124,062
                                                                                                                   -----------
  MORTGAGE-BACKED SECURITIES 38.6%
e FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 1.0%
  FHLMC, 5.609%, 9/01/24 .................................................   United States           987,201           992,603
                                                                                                                   -----------
  FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 22.7%
f FHLMC Gold 15 Year, 4.50%, 5/15/18 .....................................   United States         3,250,000         3,146,406
f FHLMC Gold 30 Year, 5.50%, 5/01/33 .....................................   United States         5,831,000         5,765,401
f FHLMC Gold 30 Year, 6.50%, 5/15/36 .....................................   United States        13,890,000        14,185,163
                                                                                                                   -----------
                                                                                                                    23,096,970
                                                                                                                   -----------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 14.9%
f FNMA 30 Year, 5.00%, 5/15/37 ...........................................   United States        15,703,000        15,168,124
                                                                                                                   -----------
  TOTAL MORTGAGE-BACKED SECURITIES (COST $39,194,788) ....................                                          39,257,697
                                                                                                                   -----------
  ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
  SECURITIES 26.5%
  CONSUMER FINANCE 2.2%
e American Express Credit Account Master Trust, 2003-3, A, FRN, 5.43%,
   11/15/10 ..............................................................   United States         2,300,000         2,303,632
                                                                                                                   -----------
  DIVERSIFIED FINANCIAL SERVICES 11.0%
e Ford Credit Floorplan Master Owner Trust, 2006, A, FRN, 5.50%,
   6/15/11 ...............................................................   United States         1,000,000         1,000,807
e Permanent Financing PLC, 7, 2A, FRN, 5.38%, 9/10/14 ....................   United States         1,470,000         1,470,919
e Popular ABS Mortgage Pass-Through Trust,
     2006-A, A1, FRN, 5.41%, 2/25/36 .....................................   United States           920,375           921,074
     2006-C, A1, FRN, 5.37%, 7/25/36 .....................................   United States           802,226           802,822


                                        Quarterly Statements of Investments | 21

Franklin Global Trust

----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TEMPLETON CORE PLUS FIXED INCOME FUND                              COUNTRY       PRINCIPAL AMOUNT a          VALUE
----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
    SECURITIES (CONTINUED)
    DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
  e SLM Student Loan Trust,
      2002-3, A4, FRN, 5.495%, 10/25/16 ..................................   United States           254,095           $   254,810
      2005-4, A1, FRN, 5.365%, 10/26/15 ..................................   United States           764,823               765,536
      2006-1, A2, FRN, 5.365%, 1/26/15 ...................................   United States         1,271,856             1,272,613
      2006-7, A2, FRN, 5.345%, 10/25/16 ..................................   United States         2,622,000             2,624,258
      2007-1, A2, FRN, 5.355%, 1/25/16 ...................................   United States         2,065,000             2,067,616
                                                                                                                       -----------
                                                                                                                        11,180,455
                                                                                                                       -----------
    THRIFTS & MORTGAGE FINANCE 13.3%
  e Citibank Credit Card Issuance Trust,
      2003-A9, A9, FRN, 5.44%, 11/22/10 ..................................   United States         1,700,000             1,702,850
      2007-A1, A1, FRN, 5.345%, 3/22/12 ..................................   United States         2,098,000             2,102,344
    Citigroup/Deutsche Bank Commercial Mortgage Trust, sub. bond,
     2006-CD3, C, 5.748%, 10/15/48 .......................................   United States         2,080,000             2,100,954
b,e Countrywide Asset-Backed Certificates, 2004-SD3, A1, 144A, FRN,
     5.77%, 9/25/34 ......................................................   United States            16,570                16,676
    Greenwich Capital Commercial Funding Corp., 2005-GG5, A5, 5.224%,
     4/10/37 .............................................................   United States         2,117,000             2,104,708
  e GS Mortgage Securities Corp. II, 2006-GG6, A4, FRN, 5.553%,
     4/10/38 .............................................................   United States           951,000               964,100
  e Indymac Index Mortgage Loan Trust, 2006-AR6, 2A1C, FRN, 5.53%,
     6/25/47 .............................................................   United States         1,877,288             1,878,396
    LB-UBS Commercial Mortgage Trust, 2006-C1, A4, 5.156%,
     2/15/31 .............................................................   United States         2,117,000             2,088,897
  e Washington Mutual Inc., 2004-AR2, A, FRN, 6.414%, 4/25/44 ............   United States           500,388               501,930
                                                                                                                       -----------
                                                                                                                        13,460,855
                                                                                                                       -----------
    TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
      SECURITIES (COST $26,805,608) ......................................                                              26,944,942
                                                                                                                       -----------
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 13.6%
    Eksportfinans AS, 8.50%, 9/07/07 .....................................       Norway           28,000,000   ISK         429,062
  e Government of Japan, FRN, 1.22%, 3/20/21 .............................       Japan           119,000,000   JPY         997,756
    Government of Malaysia, 3.756%, 4/28/11 ..............................      Malaysia           5,300,000   MYR       1,567,138
    Government of Mexico,
       9.00%, 12/20/12 ...................................................       Mexico               56,400 g MXN         545,693
       9.50%, 12/18/14 ...................................................       Mexico              100,700 g MXN       1,015,413
    Government of Norway, 5.50%, 5/15/09 .................................       Norway           11,653,000   NOK       1,981,137
    Government of Poland, 6.00%, 5/24/09 .................................       Poland            2,614,000   PLN         964,830
  d Government of Russia, Reg S, 12.75%, 6/24/28 .........................       Russia            1,062,000             1,933,504


22 | Quarterly Statements of Investments

Franklin Global Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON CORE PLUS FIXED INCOME FUND                                COUNTRY       PRINCIPAL AMOUNT a           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
  Government of Singapore, 2.375%, 10/01/09 ..............................     Singapore           3,004,000 SGD       $  1,978,796
  Government of Sweden, 6.50%, 5/05/08 ...................................       Sweden           12,260,000 SEK          1,878,469
  Government of Venezuela, 7.65%, 4/21/25 ................................     Venezuela             485,000                510,948
                                                                                                                       -------------
  TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
    (COST $13,135,367) ...................................................                                               13,802,746
                                                                                                                       -------------
  U.S. GOVERNMENT AND AGENCY SECURITIES 9.2%
  U.S. Treasury Bond,
      4.50%, 2/15/36 .....................................................   United States         2,002,000              1,898,772
      5.375%, 2/15/31 ....................................................   United States         1,805,000              1,933,890
  U.S. Treasury Note,
      4.625%, 8/31/11 ....................................................   United States         1,431,000              1,438,099
      4.625%, 11/15/16 ...................................................   United States         1,445,000              1,444,549
    h Index Linked, 2.50%, 7/15/16 .......................................   United States         2,556,984              2,626,304
                                                                                                                       -------------
  TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
    (COST $9,312,136) ....................................................                                                9,341,614
                                                                                                                       -------------
                                                                                              ------------------
                                                                                                    SHARES
                                                                                              ------------------
  PREFERRED STOCK (COST $2,169,136) 2.0%
  DIVERSIFIED TELECOMMUNICATION SERVICES 2.0%
b Centaur Funding Corp., 9.08%, pfd., B, 144A ............................   United States             1,683              1,988,044
                                                                                                                       -------------
  TOTAL LONG TERM INVESTMENTS (COST $109,535,766) ........................                                              110,459,105
                                                                                                                       -------------
                                                                                              ------------------
                                                                                              PRINCIPAL AMOUNT a
                                                                                              ------------------
  SHORT TERM INVESTMENTS 28.2%
  U.S. GOVERNMENT AND AGENCY SECURITIES 23.7%
i FHLB, 5/09/07 ..........................................................   United States         9,657,000              9,646,194
i FNMA, 6/06/07 ..........................................................   United States         4,675,000              4,651,274
  U.S. Treasury Note, 6.125%, 8/15/07 ....................................   United States         9,687,000              9,720,304
                                                                                                                       -------------
  TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
    (COST $24,015,331) ...................................................                                               24,017,772
                                                                                                                       -------------
  TOTAL INVESTMENTS BEFORE MONEY MARKET FUND
    (COST $133,551,097) ..................................................                                              134,476,877
                                                                                                                       -------------
                                                                                              ------------------
                                                                                                    SHARES
                                                                                              ------------------

  MONEY MARKET FUND (COST $4,611,187) 4.5%
j Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.01% ...   United States         4,611,187              4,611,187
                                                                                                                       -------------
  TOTAL INVESTMENTS (COST $138,162,284) 136.9% ...........................                                              139,088,064
  NET UNREALIZED LOSS ON CREDIT DEFAULT SWAPS (0.0)% k ...................                                                  (41,479)
  NET UNREALIZED LOSS ON FOREIGN EXCHANGE CONTRACTS (0.0)% k .............                                                  (19,638)
  OTHER ASSETS, LESS LIABILITIES (36.9)% .................................                                              (37,440,782)
                                                                                                                       -------------
  NET ASSETS 100.0% ......................................................                                             $101,586,165
                                                                                                                       =============


                                        Quarterly Statements of Investments | 23

Franklin Global Trust

--------------------------------------------------------------------------------
FRANKLIN TEMPLETON CORE PLUS FIXED INCOME FUND
--------------------------------------------------------------------------------

See Currency and Selected Portfolio Abbreviations on page 32.

a     The principal amount is stated in U.S. dollars unless otherwise indicated.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At April 30, 2007, the aggregate value of these securities was $4,455,885, representing 4.39% of net assets.

c     Perpetual bond with no stated maturity date.

d Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At April 30, 2007, the aggregate value of these securities was $2,960,348, representing 2.91% of net assets.

e     The coupon rate shown represents the rate at period end.

f     Security purchased on a to-be-announced basis.

g     Principal amount is stated in 100 Mexican Peso Units.

h     Principal amount of security is adjusted for inflation.

i     The security is traded on a discount basis with no stated coupon rate.

j The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

k     Rounds to less than 0.1% of net assets.


24 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Global Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2007 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND               COUNTRY              WARRANTS                VALUE
----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 80.4%
    WARRANTS 6.8%
    Central Bank of Nigeria, wts., 11/15/20 .........................        Nigeria                  4,500            $ 1,129,500
    Republic of Venezeula, Oil Value Recovery wts., 4/15/20 .........       Venezuela                50,000              1,893,750
                                                                                                                       -----------
    TOTAL WARRANTS (COST $2,793,500) ................................                                                    3,023,250
                                                                                                                       -----------
                                                                                             ------------------
                                                                                             PRINCIPAL AMOUNT a
                                                                                             ------------------
    CORPORATE BONDS 14.3%
    CAPITAL MARKETS 1.1%
b,c Ege Haina Finance Co., senior note, 144A, 9.50%, 4/26/17 ........   Dominican Republic          480,000                493,200
                                                                                                                       -----------
    ELECTRICAL EQUIPMENT 6.7%
    Elektrownia Turow BV, 9.75%, 3/14/11 ............................         Poland              1,950,000   EUR        3,008,117
                                                                                                                       -----------
    ROAD & RAIL 5.1%
    Kazakhstan Temir Zholy, 7.00%, 5/11/16 ..........................       Kazakhstan            2,200,000              2,297,240
                                                                                                                       -----------
    TELECOMMUNICATIONS 1.4%
  d Ghana Telecommunications Co. Ltd., FRN, 17.70%, 1/01/10 .........         Ghana           5,650,000,000   GHC          612,512
                                                                                                                       -----------
    TOTAL CORPORATE BONDS (COST $6,149,274) .........................                                                    6,411,069
                                                                                                                       -----------
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 59.3%
    Development & Investment Projects Jordan Armed Forces,
     senior note, 6.14%, 12/16/19 ...................................         Jordan              1,700,000              1,687,250
    Government of Colombia, 10.00%, 1/23/12 .........................        Colombia               750,000                888,075
  e Government of the Dominican Republic, Reg S, 9.50%,
      9/27/11 .......................................................   Dominican Republic          592,839                638,784
    Government of Ecuador,
      d FRN, 6.25%, 2/27/15 .........................................        Ecuador                620,508                462,278
      e Reg S, 10.00%, 8/15/30 ......................................        Ecuador                600,000                559,500
  e Government of Grenada, Reg S, 1.00% to 9/15/08, 2.50%
     to 9/15/11, 4.50% to 9/15/13, 6.00% to 9/15/15, 8.00% to
       9/15/17, 8.50% to 9/15/18, 9.00% thereafter, 9/15/25 .........        Grenada                448,000                246,400
    Government of Indonesia, 12.00%, 9/15/11 ........................       Indonesia        10,000,000,000   IDR        1,224,692
    Government of Iraq,
       b 144A, 5.80%, 1/15/28 .......................................          Iraq                 500,000                322,500
     c,e Reg S, 5.80%, 1/15/28 ......................................          Iraq               2,500,000              1,612,500
d,f Government of Ivory Coast, FRN, 1.90%, 3/30/18 ..................      Ivory Coast           19,000,000   FRF        1,245,071
    Government of Mexico, 9.00%, 12/20/12 ...........................         Mexico                240,000 g MXN        2,322,100
    Government of Peru, 7.35%, 7/21/25 ..............................          Peru               1,000,000              1,165,000
  e Government of Russia, Reg S, 12.75%, 6/24/28 ....................         Russia              1,000,000              1,820,625
  e Government of Serbia, Reg S, 3.75% to 11/01/09,
      6.75% thereafter, 11/01/24 ....................................         Serbia              1,700,000              1,622,310
  d Government of Turkey, FRN, 21.46%, 1/12/11 ......................         Turkey              1,025,000   TRY          772,435
  d HSBC Bank PLC, cvt., FRN,
       8.38%, 11/15/11 ..............................................        Vietnam                287,356                307,143
       7.62%, 2/07/12 ...............................................        Vietnam                329,326                342,339
    ING Bank NV, 11.89%, 12/30/09 ...................................        Ukraine              7,000,000   UAH        1,536,466
  h Nota Do Tesouro Nacional, Index Linked, 6.00%, 5/15/15 ..........         Brazil                  2,400 i BRL        1,870,606


                                        Quarterly Statements of Investments | 25

Franklin Global Trust

----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND                  COUNTRY         PRINCIPAL AMOUNT a          VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
b Peru Enhanced Pass-Through Finance Ltd., senior secured bond,
   A-1, 144A, zero cpn., 5/31/18 ....................................          Peru                 560,000            $   383,600
b Province Del Neuquen, senior note, 144A, 8.656%, 10/18/14 .........        Argentina              300,000                312,750
e Republic of El Salvador, Reg S, 7.65%, 6/15/35 ....................       El Salvador           1,500,000              1,740,000
  Republic of Fiji, 6.875%, 9/13/11 .................................          Fiji                 400,000                384,000
  Sphynx Capital Markets,
    10.25%, 1/30/10 .................................................       Ivory Coast             609,791 EUR            830,041
    9.00%, 3/22/12 ..................................................    Republic of Congo          419,232 EUR            539,658
d UBS AG Jersey, FRN, 12.304%, 2/27/09 ..............................         Nigeria             1,586,207              1,659,473
                                                                                                                       -----------
  TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
  (COST $25,063,535) ................................................                                                   26,495,596
                                                                                                                       -----------
  TOTAL LONG TERM INVESTMENTS (COST $34,006,309) ....................                                                   35,929,915
                                                                                                                       -----------
  SHORT TERM INVESTMENTS 16.9%
  FOREIGN GOVERNMENT AND AGENCY SECURITIES 14.2%
  Citigroup Funding Inc., zero cpn., 9/03/07 ........................         Malawi                500,000                511,053
j Egypt Treasury Bill, 6/19/07 ......................................          Egypt              8,500,000 EGP          1,481,052
  Government of South Africa, 10.00%, 2/28/08 .......................      South Africa           6,400,000 ZAR            916,772
j Mauritius Treasury Bill,
    7/13/07 .........................................................        Mauritius           14,700,000 MUR            450,753
    8/24/07 .........................................................        Mauritius            1,800,000 MUR             54,429
    8/31/07 .........................................................        Mauritius            7,000,000 MUR            211,259
    9/07/07 .........................................................        Mauritius            5,800,000 MUR            174,649
j South Africa Treasury Bill,
    5/09/07 .........................................................      South Africa           4,500,000 ZAR            637,572
    5/16/07 .........................................................      South Africa           1,100,000 ZAR            155,620
    5/23/07 .........................................................      South Africa           3,090,000 ZAR            436,504
j Zambia Treasury Bill,
    5/21/07 .........................................................         Zambia            500,000,000 ZMK            119,986
    8/20/07 .........................................................         Zambia          3,000,000,000 ZMK            699,028
    10/22/07 ........................................................         Zambia          1,455,000,000 ZMK            332,407
    11/26/07 ........................................................         Zambia            750,000,000 ZMK            169,512
                                                                                                                       -----------
  TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
   (COST $6,315,464) ................................................                                                    6,350,596
                                                                                                                       -----------
  TOTAL INVESTMENTS BEFORE MONEY MARKET FUND AND REPURCHASE
   AGREEMENT (COST $40,321,773) .....................................                                                   42,280,511
                                                                                                                       -----------

                                                                                             ------------------
                                                                                                   SHARES
                                                                                             ------------------
  MONEY MARKET FUND (COST $501,961) 1.1%
k Franklin Institutional Fiduciary Trust Money Market Portfolio,
   5.01% ............................................................      United States            501,961                501,961
                                                                                                                       -----------


26 | Quarterly Statements of Investments

Franklin Global Trust

-------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND                    COUNTRY       PRINCIPAL AMOUNT a      VALUE
-------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  REPURCHASE AGREEMENT (COST $716,709) 1.6%
l Joint Repurchase Agreement, 5.16%, 5/01/07 .............................   United States           716,709       $    716,709
    (Maturity Value $716,811)
     ABN AMRO Bank, NV, New York Branch (Maturity Value $65,667)
     Banc of America Securities LLC (Maturity Value $59,904)
     Barclays Capital Inc. (Maturity Value $65,667)
     Bear, Stearns & Co. Inc. (Maturity Value $46,090)
     BNP Paribas Securities Corp. (Maturity Value $59,904)
     Deutsche Bank Securities Inc. (Maturity Value $59,904)
     Goldman, Sachs & Co. (Maturity Value $59,904)
     Greenwich Capital Markets Inc. (Maturity Value $59,904)
     Lehman Brothers Inc. (Maturity Value $54,392)
     Merrill Lynch Government Securities Inc. (Maturity Value $59,904)
     Morgan Stanley & Co. Inc. (Maturity Value $59,904)
     UBS Securities LLC (Maturity Value $65,667)
      Collateralized by U.S. Government Agency Securities,
       3.00% - 6.375%, 5/15/07 - 4/02/12; j U.S. Government
        Agency Discount Notes, 7/06/07 - 9/27/07; j U.S. Treasury Bill,
         8/02/07 and U.S. Treasury Notes, 0.875% - 6.00%,
         8/15/07 - 1/31/12
                                                                                                                   -------------
  TOTAL INVESTMENTS (COST $41,540,443) 97.3% .............................                                           43,499,181
  NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS
   (0.0)% m ..............................................................                                              (12,193)
  OTHER ASSETS, LESS LIABILITIES 2.7% ....................................                                            1,206,933
                                                                                                                   -------------
  NET ASSETS 100.0% ......................................................                                         $ 44,693,921
                                                                                                                   =============


See Currency and Selected Portfolio Abbreviations on page 32.

a     The principal amount is stated in U.S. dollars unless otherwise indicated.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At April 30, 2007, the aggregate value of these securities was $1,512,050, representing 3.38% of net assets.

c     Security purchased on a when-issued or delayed delivery basis.

d     The coupon rate shown represents the rate at period end.

e Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At April 30, 2007, the aggregate value of these securities was $8,240,119, representing 18.44% of net assets.

f     Defaulted security.

g     Principal amount is stated in 100 Mexican Peso Units.

h     Principal amount of security is adjusted for inflation.

i     Principal amount is stated in 1,000 Brazilian Real Units.

j     The security is traded on a discount basis with no stated coupon rate.

k The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

l Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At April 30, 2007, all repurchase agreements had been entered into on that date.

m     Rounds to less than 0.1% of net assets.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 27

Franklin Global Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON HIGH INCOME FUND                                                COUNTRY       PRINCIPAL AMOUNT a      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  CORPORATE BONDS 97.2%
  COMMERCIAL SERVICES 6.4%
b ARAMARK Corp., senior note, 144A, 8.50%, 2/01/15 ............................   United States       $   75,000        $    78,844
  Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 .......................   United States          100,000            109,375
  Iron Mountain Inc., senior sub. note, 8.75%, 7/15/18 ........................   United States           50,000             54,500
  JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 ..................   United States           50,000             52,625
  Lamar Media Corp., senior sub. note, 7.25%, 1/01/13 .........................   United States           50,000             51,375
b Rental Service Corp., senior note, 144A, 9.50%, 12/01/14 ....................   United States           50,000             53,375
                                                                                                                        -----------
                                                                                                                            400,094
                                                                                                                        -----------
  COMMUNICATIONS 7.5%
  Dobson Cellular Systems Inc., senior secured note, 9.875%, 11/01/12 .........   United States           75,000             82,312
  Inmarsat Finance II PLC, senior note, zero cpn. to 11/15/08, 10.375%
     thereafter, 11/15/12 .....................................................   United Kingdom          75,000             71,625
  Intelsat Intermediate, senior note, zero cpn. to 2/01/10, 9.25% thereafter,
     2/01/15 ..................................................................      Bermuda              25,000             21,125
  Intelsat Subsidiary Holding Co. Ltd., senior note, 8.25%, 1/15/13 ...........      Bermuda              75,000             78,375
  Millicom International Cellular SA, senior note, 10.00%, 12/01/13 ...........     Luxembourg            50,000             55,125
  Qwest Communications International Inc., senior note, 7.50%, 2/15/14 ........   United States          100,000            103,750
b Wind Acquisition Finance SA, senior note, 144A, 10.75%, 12/01/15 ............       Italy               50,000             58,000
                                                                                                                        -----------
                                                                                                                            470,312
                                                                                                                        -----------
  CONSUMER DURABLES 7.2%
  Ford Motor Credit Co. LLC,
      5.625%, 10/01/08 ........................................................   United States          100,000             98,462
      senior note, 9.875%, 8/10/11 ............................................   United States           75,000             79,934
  General Motors Corp., senior deb., 8.25%, 7/15/23 ...........................   United States           50,000             45,500
  Jarden Corp., senior sub. note, 7.50%, 5/01/17 ..............................   United States           75,000             77,156
  Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 ........................   United States           50,000             51,438
  KB Home, senior note, 6.25%, 6/15/15 ........................................   United States          100,000             93,500
                                                                                                                        -----------
                                                                                                                            445,990
                                                                                                                        -----------
  CONSUMER NON-DURABLES 3.0%
  Reynolds American Inc., senior secured note, 7.625%, 6/01/16 ................   United States          100,000            109,909
  Smithfield Foods Inc., senior note, 7.00%, 8/01/11 ..........................   United States           75,000             76,875
                                                                                                                        -----------
                                                                                                                            186,784
                                                                                                                        -----------
  CONSUMER SERVICES 14.7%
  CanWest Media Inc., senior sub. note, 8.00%, 9/15/12 ........................       Canada              50,000             52,125
  CCH I LLC, senior secured note, 11.00%, 10/01/15 ............................   United States           25,000             26,688
  CCH II LLC, senior note, 10.25%, 9/15/10 ....................................   United States          100,000            107,000
  CSC Holdings Inc., senior deb., 7.625%, 7/15/18 .............................   United States           50,000             51,250
  EchoStar DBS Corp., senior note, 6.375%, 10/01/11 ...........................   United States           50,000             50,625
  Liberty Media Corp., senior note, 5.70%, 5/15/13 ............................   United States           50,000             48,024
  LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ......................   United States           50,000             49,500
  MGM MIRAGE Inc., senior note, 6.625%, 7/15/15 ...............................   United States          125,000            121,875
  Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13 ..............   United States           50,000             53,000
  Quebecor Media Inc., senior note, 7.75%, 3/15/16 ............................       Canada              75,000             79,125


28 | Quarterly Statements of Investments

Franklin Global Trust

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TEMPLETON HIGH INCOME FUND                                              COUNTRY       PRINCIPAL AMOUNT a      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    CORPORATE BONDS (CONTINUED)
    CONSUMER SERVICES (CONTINUED)
    Radio One Inc., senior sub. note, 6.375%, 2/15/13 .........................   United States        $   50,000       $    48,938
    Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18 .................   United States           100,000           104,061
    Station Casinos Inc., senior sub. note, 6.875%, 3/01/16 ...................   United States            75,000            70,875
  b Univision Communications Inc., senior note, 144A, PIK, 9.75%, 3/15/15 .....   United States            50,000            50,438
                                                                                                                        -----------
                                                                                                                            913,524
                                                                                                                        -----------
    ELECTRONIC TECHNOLOGY 8.1%
    DRS Technologies Inc., senior sub. note, 7.625%, 2/01/18 ..................   United States            50,000            52,625
  b Freescale Semiconductor Inc., senior note, 144A, 8.875%, 12/15/14 .........   United States           100,000           100,625
  b Hawker Beechcraft Acquisition Co., senior note, 144A, 8.50%, 4/01/15 ......   United States            50,000            52,875
    L-3 Communications Corp., senior sub. note, 5.875%, 1/15/15 ...............   United States            75,000            73,406
  b NXP BV/NXP Funding LLC, senior secured bond, 144A, 7.875%, 10/15/14 .......    Netherlands             75,000            78,375
    Sanmina-SCI Corp., senior sub. note, 6.75%, 3/01/13 .......................   United States            50,000            47,500
    Solectron Global Finance Ltd., senior sub. note, 8.00%, 3/15/16 ...........   United States            50,000            50,750
  b TransDigm Inc., senior sub. note, 144A, 7.75%, 7/15/14 ....................   United States            50,000            52,125
                                                                                                                        -----------
                                                                                                                            508,281
                                                                                                                        -----------
    ENERGY MINERALS 6.1%
    Chesapeake Energy Corp., senior note,
       7.625%, 7/15/13 ........................................................   United States            25,000            26,625
       6.25%, 1/15/18 .........................................................   United States           100,000            99,750
    Mariner Energy Inc., senior note, 7.50%, 4/15/13 ..........................   United States            75,000            74,812
    Peabody Energy Corp., senior note, 7.375%, 11/01/16 .......................   United States            50,000            53,063
b,c Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14 .................    Switzerland             75,000            75,750
    Pogo Producing Co., senior sub. note, 7.875%, 5/01/13 .....................   United States            50,000            50,875
                                                                                                                        -----------
                                                                                                                            380,875
                                                                                                                        -----------
    FINANCE 2.8%
    GMAC LLC, 6.875%, 8/28/12 .................................................   United States           125,000           125,050
    United Rentals North America Inc., senior sub. note, 7.75%, 11/15/13 ......   United States            50,000            52,250
                                                                                                                        -----------
                                                                                                                            177,300
                                                                                                                        -----------
    HEALTH SERVICES 7.3%
    DaVita Inc., senior sub. note, 7.25%, 3/15/15 .............................   United States            75,000            77,062
    Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 ..................      Germany               50,000            50,813
  b HCA Inc., senior secured note, 144A, 9.125%, 11/15/14 .....................   United States            75,000            81,187
    Tenet Healthcare Corp., senior note, 6.375%, 12/01/11 .....................   United States           100,000            94,500
  b United Surgical Partners International Inc., senior sub. note, 144A, PIK,
      9.25%, 5/01/17 ..........................................................   United States            50,000            51,688
b,d U.S. Oncology Holdings Inc., senior note, 144A, FRN, 9.797%, 3/15/12 ......   United States            50,000            50,875
    Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%, 10/01/14 .....   United States            50,000            52,062
                                                                                                                        -----------
                                                                                                                            458,187
                                                                                                                        -----------
    INDUSTRIAL SERVICES 6.8%
    Allied Waste North America Inc., senior secured note, 6.875%, 6/01/17 .....   United States            50,000            50,938
    Compagnie Generale de Geophysique-Veritas, senior note, 7.75%, 5/15/17 ....       France               50,000            53,125
    Copano Energy LLC, senior note, 8.125%, 3/01/16 ...........................   United States            50,000            52,375


                                        Quarterly Statements of Investments | 29

Franklin Global Trust


---------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON HIGH INCOME FUND                                              COUNTRY       PRINCIPAL AMOUNT a      VALUE
---------------------------------------------------------------------------------------------------------------------------------
  CORPORATE BONDS (CONTINUED)
  INDUSTRIAL SERVICES (CONTINUED)
  Hanover Compressor Co., senior note, 7.50%, 4/15/13 .......................   United States        $   50,000       $    51,500
  Markwest Energy Partners LP, senior note, 6.875%, 11/01/14 ................   United States            50,000            49,375
  The Williams Cos. Inc.,
     8.75%, 3/15/32 .........................................................   United States            75,000            87,656
     senior note, 7.625%, 7/15/19 ...........................................   United States            75,000            82,125
                                                                                                                      -----------
                                                                                                                          427,094
                                                                                                                      -----------
  NON-ENERGY MINERALS 2.6%
  Freeport-McMoRan Copper & Gold Inc., senior note, 8.375%, 4/01/17 .........   United States            75,000            82,219
  Novelis Inc., senior note, 7.25%, 2/15/15 .................................       Canada               75,000            79,406
                                                                                                                      -----------
                                                                                                                          161,625
                                                                                                                      -----------
  PROCESS INDUSTRIES 9.2%
  Buckeye Technologies Inc., senior sub. note, 8.00%, 10/15/10 ..............   United States            50,000            50,313
  Crown Americas Inc., senior note, 7.75%, 11/15/15 .........................   United States            50,000            53,125
b Huntsman International LLC, senior note, 144A, 7.875%, 11/15/14 ...........   United States            50,000            52,500
  JSG Funding PLC, senior sub. note, 7.75%, 4/01/15 .........................      Ireland               75,000            77,250
  Lyondell Chemical Co., senior note, 8.00%, 9/15/14 ........................   United States            75,000            78,937
b MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17 ....................   United States            50,000            52,125
  Nalco Co., senior sub. note, 8.875%, 11/15/13 .............................   United States            75,000            80,625
  Owens-Brockway Glass Container Inc., senior note, 6.75%, 12/01/14 .........   United States            75,000            75,844
b Verso Paper Holdings LLC, senior secured note, 144A, 9.125%, 8/01/14 ......   United States            50,000            52,875
                                                                                                                      -----------
                                                                                                                          573,594
                                                                                                                      -----------
  PRODUCER MANUFACTURING 4.6%
  Case New Holland Inc., senior note, 9.25%, 8/01/11 ........................   United States            50,000            52,812
  Commercial Vehicle Group Inc., senior note, 8.00%, 7/01/13 ................   United States            50,000            51,250
  Nortek Inc., senior sub. note, 8.50%, 9/01/14 .............................   United States            50,000            49,625
  RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14 ...................   United States            75,000            80,625
b TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17 ....................   United States            50,000            49,875
                                                                                                                      -----------
                                                                                                                          284,187
                                                                                                                      -----------
  REAL ESTATE DEVELOPMENT 0.8%
  Forest City Enterprises Inc., senior note, 7.625%, 6/01/15 ................   United States            50,000            51,500
                                                                                                                      -----------
  REAL ESTATE INVESTMENT TRUST 1.7%
  Host Marriott LP, senior note, K, 7.125%, 11/01/13 ........................   United States           100,000           103,500
                                                                                                                      -----------
  RETAIL TRADE 0.9%
b Michaels Stores Inc., senior note, 144A, 10.00%, 11/01/14 .................   United States            50,000            54,813
                                                                                                                      -----------
  TECHNOLOGY SERVICES 1.7%
  SunGard Data Systems Inc.,
     senior note, 9.125%, 8/15/13 ...........................................   United States            75,000            80,812
     senior sub. note, 10.25%, 8/15/15 ......................................   United States            25,000            27,625
                                                                                                                      -----------
                                                                                                                          108,437
                                                                                                                      -----------


30 | Quarterly Statements of Investments

Franklin Global Trust

---------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON HIGH INCOME FUND                                              COUNTRY       PRINCIPAL AMOUNT a       VALUE
---------------------------------------------------------------------------------------------------------------------------------
  CORPORATE BONDS (CONTINUED)
  UTILITIES 5.8%
  Aquila Inc., senior note, 9.95%, 2/01/11 ..................................   United States        $  50,000        $    55,000
  Dynegy Holdings Inc., senior note, 8.375%, 5/01/16 ........................   United States           75,000             79,406
  Mirant North America LLC, senior note, 7.375%, 12/31/13 ...................   United States           50,000             53,125
  NRG Energy Inc., senior note, 7.375%, 2/01/16 .............................   United States          100,000            104,125
  TXU Corp., senior note, P, 5.55%, 11/15/14 ................................   United States           75,000             67,669
                                                                                                                      -----------
                                                                                                                          359,325
                                                                                                                      -----------
  TOTAL CORPORATE BONDS (COST $5,836,432) ...................................                                           6,065,422
                                                                                                                      -----------

                                                                                                 ------------------
                                                                                                       SHARES
                                                                                                 ------------------

  SHORT TERM INVESTMENT (COST $130,359) 2.1%
  MONEY MARKET FUND 2.1%
e Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.01% ......   United States          130,359            130,359
                                                                                                                      -----------
  TOTAL INVESTMENTS (COST $5,966,791) 99.3% .................................                                           6,195,781
  OTHER ASSETS, LESS LIABILITIES 0.7% .......................................                                              43,197
                                                                                                                      -----------
  NET ASSETS 100.0% .........................................................                                         $ 6,238,978
                                                                                                                      ===========

See Selected Portfolio Abbreviations on page 32.

a     The principal amount is stated in U.S. dollars unless otherwise indicated.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At April 30, 2007, the aggregate value of these securities was $1,046,344, representing 16.77% of net assets.

c     Security purchased on a when-issued or delayed delivery basis.

d     The coupon rate shown represents the rate at period end.

e The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 31

Franklin Global Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2007 (UNAUDITED)


CURRENCY ABBREVIATIONS          SELECTED PORTFOLIO ABBREVIATIONS

BRL - Brazilian Real            ADR   - American Depository Receipt
EGP - Egyptian Pound            FHLB  - Federal Home Loan Bank
EUR - Euro                      FHLMC - Federal Home Loan Mortgage Corp.
FRF - French Franc              FNMA  - Federal National Mortgage Association
GHC - Ghana Cedi                FRN   - Floating Rate Note
IDR - Indonesian Rupiah         GNMA  - Government National Mortgage Association
ISK - Iceland Krona             PIK   - Payment-In-Kind
JPY - Japanese Yen              REIT  - Real Estate Investment Trust
MUR - Mauritius Rupee
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
TRY - Turkish Lira
UAH - Ukraine Hryvna
ZAR - South African Rand
ZMK - Zambia Kwacha


32 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Global Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Global Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of eight funds (the Funds). All funds are diversified, except the Franklin Global Real Estate Fund, the Franklin Templeton Core Plus Fixed Income Fund, and the Franklin Templeton Emerging Market Debt Opportunities Fund, which are non-diversified.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value. Joint repurchase agreements and time deposits are valued at cost.

Corporate debt securities, government securities, mortgage pass-through securities, other mortgage-backed securities, collateralized mortgage obligations and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment


                                        Quarterly Statements of Investments | 33

Franklin Global Trust

2. SECURITY VALUATION (CONTINUED)

manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

3. INCOME TAXES

At April 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                             -------------------------------------------------------
                                                FIDUCIARY
                                                  LARGE            FIDUCIARY            FRANKLIN
                                              CAPITALIZATION         SMALL               GLOBAL
                                                GROWTH AND       CAPITALIZATION       REAL ESTATE
                                               INCOME FUND        EQUITY FUND             FUND
                                             -------------------------------------------------------
Cost of investments ......................    $  69,101,362      $  22,471,745        $  67,212,222
                                             =======================================================
Unrealized appreciation ..................    $  24,764,638      $   6,817,714        $   5,572,549
Unrealized depreciation ..................         (499,399)          (553,252)            (820,061)
                                             -------------------------------------------------------
Net unrealized appreciation (depreciation)    $  24,265,239      $   6,264,462        $   4,752,488
                                             =======================================================


                                             --------------------------------------------------------
                                                FRANKLIN                                 FRANKLIN
                                              INTERNATIONAL        FRANKLIN             TEMPLETON
                                                 SMALLER           TEMPLETON            CORE PLUS
                                                COMPANIES          COREFIXED              FIXED
                                               GROWTH FUND        INCOME FUND          INCOME FUND
                                             --------------------------------------------------------
Cost of investments ......................    $  30,345,138      $  39,761,925        $  138,348,815
                                             ========================================================
Unrealized appreciation ..................    $  13,229,090      $     167,331        $    1,236,773
Unrealized depreciation ..................         (119,828)          (120,277)             (497,524)
                                             --------------------------------------------------------
Net unrealized appreciation (depreciation)    $  13,109,262      $      47,054        $      739,249
                                             ========================================================


                                            -------------------------------------
                                             FRANKLIN TEMPLETON
                                               EMERGING MARKET       FRANKLIN
                                                    DEBT             TEMPLETON
                                                OPPORTUNITIES       HIGH INCOME
                                                    FUND               FUND
                                            -------------------------------------
Cost of investments ......................     $  41,657,289       $   5,977,756
                                            =====================================
Unrealized appreciation ..................     $   1,980,770       $     239,093
Unrealized depreciation ..................          (138,878)            (21,068)
                                            -------------------------------------
Net unrealized appreciation (depreciation)     $   1,841,892       $     218,025
                                            =====================================


34 | Quarterly Statements of Investments

Franklin Global Trust

4. CREDIT DEFAULT SWAPS

At April 30, 2007, the Franklin Templeton Core Fixed Income Fund and the Franklin Templeton Core Plus Fixed Income Fund had the following credit default swap contracts outstanding:


FRANKLIN TEMPLETON CORE FIXED INCOME FUND

--------------------------------------------------------------------------------------------------------------------------------
                                                                        PERIODIC
                                                           NOTIONAL     PAYMENT       EXPIRATION     UNREALIZED      UNREALIZED
                                                            AMOUNT        RATE           DATE           GAIN            LOSS
--------------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO BUY PROTECTION
REFERENCED DEBT OBLIGATION (SWAP COUNTERPARTY)
Anadarko Petroleum Corp. (Citibank) ...................   $  300,000      0.33%        3/20/12        $     --        $    (725)
IAC/Interactive Corp. (Merrill Lynch) .................      270,000      0.68%        3/20/12             270               --
CONTRACTS TO SELL PROTECTION
REFERENCED DEBT OBLIGATION (SWAP COUNTERPARTY)
ABX.HE.A.06-1
 (Credit Suisse International) ........................    1,000,000      0.54%        7/25/45              --          (10,000)
                                                                                                     ---------------------------
Unrealized gain (loss) on credit default swaps ........                                                    270          (10,725)
                                                                                                     ===========================
   Net unrealized gain (loss) on credit default swaps                                                 $     --        $ (10,455)
                                                                                                     ===========================


FRANKLIN TEMPLETON CORE PLUS FIXED INCOME FUND

--------------------------------------------------------------------------------------------------------------------------------
                                                                        PERIODIC
                                                            NOTIONAL    PAYMENT       EXPIRATION     UNREALIZED      UNREALIZED
                                                             AMOUNT       RATE           DATE           GAIN            LOSS
--------------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO BUY PROTECTION
REFERENCED DEBT OBLIGATION (SWAP COUNTERPARTY)
Anadarko Petroleum Corp. (Citibank) ...................   $  1,040,000    0.33%         3/20/12       $     --       $   (2,513)
IAC/Interactive Corp. (Merrill Lynch) .................      1,030,000    0.68%         3/20/12          1,034               --
CONTRACTS TO SELL PROTECTION
REFERENCED DEBT OBLIGATION (SWAP COUNTERPARTY)
ABX.HE.A.06-1
 (Credit Suisse International) ........................      4,000,000    0.54%         7/25/45             --          (40,000)
                                                                                                     ---------------------------
Unrealized gain (loss) on credit default swaps ........                                                  1,034          (42,513)
                                                                                                     ===========================
     Net unrealized gain (loss) on credit default swaps                                               $     --       $  (41,479)
                                                                                                     ===========================

5. FORWARD EXCHANGE CONTRACTS

At April 30, 2007, the Franklin Global Real Estate Fund, the Franklin Templeton Core Plus Fixed Income Fund, and the Franklin Templeton Emerging Market Debt Opportunities Fund had the following forward exchange contracts outstanding:


FRANKLIN GLOBAL REAL ESTATE FUND

--------------------------------------------------------------------------------------------
                                           CONTRACT    SETTLEMENT   UNREALIZED   UNREALIZED
                                           AMOUNT a       DATE         GAIN         LOSS
--------------------------------------------------------------------------------------------
CONTRACTS TO BUY
         519,439   British Pound ........  1,028,000    6/15/07      $  10,409     $     --
           1,600   Canadian Dollar ......      1,387    6/15/07             57           --
         507,041   Canadian Dollar ......    439,000    6/15/07         18,481           --
      98,814,072   Japanese Yen .........    856,000    6/15/07             --      (23,548)


                                        Quarterly Statements of Investments | 35

Franklin Global Trust

5. FORWARD EXCHANGE CONTRACTS (CONTINUED)

FRANKLIN GLOBAL REAL ESTATE FUND (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
                                                                  CONTRACT    SETTLEMENT      UNREALIZED       UNREALIZED
                                                                  AMOUNT a       DATE            GAIN             LOSS
---------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO BUY (CONTINUED)

        1,997,481   South African Rand ......................      273,309      6/15/07       $    8,834       $        --
        2,770,646   South African Rand ......................      382,000      6/15/07            9,352                --
        5,160,096   South African Rand ......................      684,000      6/15/07           44,860                --

CONTRACTS TO SELL

          451,773   Australian Dollar .......................      363,000      6/15/07               --           (11,711)
          569,399   Australian Dollar .......................      465,000      6/15/07               --            (7,273)
          789,528   Australian Dollar .......................      652,000      6/15/07               --            (2,853)
       10,422,202   Australian Dollar .......................    8,187,473      6/15/07               --          (456,944)
          236,690   British Pound ...........................      468,000      6/15/07               --            (5,167)
          343,781   British Pound ...........................      674,000      6/15/07               --           (13,252)
        2,505,372   British Pound ...........................    4,841,580      6/15/07               --          (166,904)
          508,641   Canadian Dollar .........................      436,062      6/15/07               --           (22,862)
          348,583   Euro ....................................      467,000      6/15/07               --            (9,551)
          429,317   Euro ....................................      584,000      6/15/07               --            (2,923)
        1,212,111   Euro ....................................    1,605,804      6/15/07               --           (51,284)
        2,633,392   Hong Kong Dollar ........................      338,000      6/15/07              869                --
       10,355,890   Hong Kong Dollar ........................    1,328,734      6/15/07            2,956                --
       54,644,352   Japanese Yen ............................      464,000      6/15/07            3,652                --
       61,715,280   Japanese Yen ............................      528,000      6/15/07            8,084                --
       80,900,820   Japanese Yen ............................      693,000      6/15/07           11,456                --
       90,522,835   Japanese Yen ............................      769,000      6/15/07            6,396                --
      750,940,116   Japanese Yen ............................    6,482,899      6/15/07          156,654                --
        2,250,833   Norwegian Krone .........................      377,000      6/15/07               --            (1,710)
       11,104,719   Norwegian Krone .........................    1,815,951      6/15/07               --           (52,452)
          645,923   Singapore Dollar ........................      427,000      6/15/07              352                --
          772,835   Singapore Dollar ........................      513,000      6/15/07            2,523                --
        6,723,543   Singapore Dollar ........................    4,420,330      6/15/07               --           (20,740)
        9,928,223   South African Rand ......................    1,326,593      6/15/07               --           (75,762)
                                                                                            -------------------------------
Unrealized gain (loss) on forward exchange contracts                                             284,935          (924,936)
                                                                                            -------------------------------
    Net unrealized gain (loss) on forward exchange contracts                                  $       --       $  (640,001)
                                                                                            ===============================


36 | Quarterly Statements of Investments

Franklin Global Trust

5. FORWARD EXCHANGE CONTRACTS (CONTINUED)

 FRANKLIN TEMPLETON CORE PLUS FIXED INCOME FUND

--------------------------------------------------------------------------------------------------------------------
                                                                   CONTRACT    SETTLEMENT   UNREALIZED   UNREALIZED
                                                                   AMOUNT a       DATE         GAIN         LOSS
--------------------------------------------------------------------------------------------------------------------
 CONTRACTS TO BUY

 115,850,000 Japanese Yen ......................................     981,322    5/22/07     $       --   $   (8,339)
     990,000 Euro ..............................................   1,338,322    6/18/07         15,256           --

 CONTRACTS TO SELL

   1,772,000 Euro ..............................................   2,395,460    6/18/07             --      (27,306)
 119,000,000 Japanese Yen ......................................   1,005,917    6/18/07          3,047           --
     620,000 Euro ..............................................     842,003    6/25/07             --       (5,895)
 Unrealized gain (loss) on offsetting forward exchange contracts                                 3,599           --
                                                                                           -------------------------
 Unrealized gain (loss) on forward exchange contracts                                           21,902      (41,540)
                                                                                           -------------------------
    Net unrealized gain (loss) on forward exchange contracts                                $       --   $  (19,638)
                                                                                           =========================

 FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND

---------------------------------------------------------------------------------------------------------------------
                                                                   CONTRACT    SETTLEMENT   UNREALIZED   UNREALIZED
                                                                   AMOUNT a       DATE         GAIN         LOSS
---------------------------------------------------------------------------------------------------------------------
 CONTRACTS TO SELL

 2,200,000 Euro ................................................   2,995,036    6/11/07     $       --   $  (12,193)
                                                                                           --------------------------
 Unrealized gain (loss) on forward exchange contracts                                               --      (12,193)
                                                                                           --------------------------
    Net unrealized gain (loss) on forward exchange contracts                                $       --   $  (12,193)
                                                                                           ==========================

a     In U.S. Dollar unless otherwise indicated.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                                        Quarterly Statements of Investments | 37


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GLOBAL TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    June 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    June 27, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    June 27, 2007








                                        Exhibit A


I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN GLOBAL TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

June 27, 2007

/S/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration










I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN GLOBAL TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

June 27, 2007

/S/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer